SEGMENT INFORMATION - Revenues and Long Lived, Geographical Areas (Details) ¥ in Thousands, $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)
Segment Reporting Information [Line Items]
Total net revenues	$ 16,600	¥ 112,708	¥ 126,556	$ 52,794	¥ 358,450	¥ 410,560
Long-lived Assets		498,359			498,359		¥ 539,993
PRC
Segment Reporting Information [Line Items]
Total net revenues		91,914	102,874		273,953	347,041
Long-lived Assets		303,838			303,838		371,847
U.S.
Segment Reporting Information [Line Items]
Total net revenues		20,794	¥ 23,682		84,497	¥ 63,519
Long-lived Assets		¥ 194,521			¥ 194,521		¥ 168,146